Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Balance at beginning of period	$ 1,553,256
Balance at end of period	2,900,602	$ 1,553,256
Trade Receivables Past Due and Impaired [Member]
Disclosure of financial assets [Line Items]
Balance at beginning of period	1,553,256	1,258,817
Increases (decreases) for the year	1,347,346	100,900
Balance at end of period	2,900,602	1,553,256
Trade Receivables Past Due and Impaired [Member] | IFRS 9 [Member]
Disclosure of financial assets [Line Items]
Balance at beginning of period	$ 193,539
Balance at end of period		$ 193,539